OTHER NON-INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2011
Other Noninterest Expense Tables [Abstract]
Other Noninterest Expense Tables [Text Block]
Other non-interest expense at December 31, comprised:
	2009	2010	2011
	(EUR in thousands)
Insurance claims, reserves movement, commissions and reinsurance premia ceded	898,934	941,589	1,013,879
Credit card costs	29,580	30,067	31,868
Hotel running costs	37,143	37,125	35,128
Broker costs	10,507	6,996	4,623
Rental expense	110,296	120,386	119,226
Taxes and duties other than income tax	73,197	97,835	94,201
Promotion and advertising	83,325	78,502	56,946
Third party fees	135,966	139,599	135,216
Commissions on issues of Hellenic Republic Bank Support Plan - Pillar II	-	46,012	159,109
Other	349,242	359,717	583,044
Total	1,728,190	1,857,828	2,233,240

Other Noninterest Expense Insurance Claims Reserves Movement Tables [Text Block]

Insurance claims, reserves movement, commissions and reinsurance premia ceded for the years ended December 31 comprised:
	2009	2010	2011
	(EUR in thousands)
Reinsurance premiums ceded	118,605	117,003	75,499
Insurance benefits and claims incurred	557,030	625,970	600,701
Less: reinsurance recoveries	(76,374)	(70,547)	(49,569)
Net insurance claims and benefits incurred	480,656	555,423	551,132
Movement in mathematical and other reserves	187,592	103,443	226,875
Less: share of reinsurers	(4,264)	3,258	16,698
Net movement in mathematical and other reserves	183,328	106,701	243,573
Commission expense	89,948	120,401	107,492
Other insurance related expenses	26,397	42,061	36,183
Total	898,934	941,589	1,013,879